Document and Entity Information	Aug. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 20, 2025
Entity Incorporation, State or Country Code	MA
Entity File Number	1-7819
Entity Tax Identification Number	04-2348234
Entity Address, Address Line One	One Analog Way,
Entity Address, City or Town	Wilmington,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	781
Local Phone Number	935-5565
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.16 2/3 par value per share
Trading Symbol	ADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000006281
Amendment Flag	false
Entity Registrant Name	Analog Devices, Inc.